                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02802

                ---------------------------------------------------

                                UBS Cashfund Inc.

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS CASHFUND INC.
SEMIANNUAL REPORT
SEPTEMBER 30, 2003

UBS CASHFUND INC.

November 14, 2003

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS Cashfund Inc. for the six months ended September 30, 2003.

PERFORMANCE

With short-term interest rates falling during the period, the yields available from money market instruments were extremely low. At the end of the period on September 30, 2003, UBS Cashfund Inc.'s seven-day current yield was 0.47%, down from 0.70% at the end of the Fund's fiscal year on March 31, 2003. (For more on the Fund's performance, see Performance At A Glance on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL MARKOWITZ

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in April 2003, there was a great deal of uncertainty surrounding the economy. First quarter 2003 gross domestic product (GDP) growth came in at 1.4%, unchanged from the prior quarter's figure. Although the war in Iraq had temporarily stimulated the equity markets, its impact on the economy, if any, was at that point uncertain. In addition, heightened concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending appeared to further undermine the economy.

   The following quarter produced more positive news. The combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in economic growth that ultimately resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a preliminary third quarter 2003 GDP estimate of 7.2%--far higher than anticipated, and the sharpest recorded advance since 1984. Consumer and business spending provided significant impetus behind this figure; consumer spending rose 6.6%, its highest rate since 1988, while business spending surged 11.1%, its best posting since the first quarter of 2000.

Q. WHAT OTHER FACTORS AFFECTED THE ECONOMY?

A. Consumer spending played an integral role in propping up the economy during the period, as the lower interest rate environment engendered a surge in mortgage refinancing. The Bush Administration's tax cut package also appeared to spur on consumers, who now had more disposable income on hand.

[SIDENOTE]

UBS CASHFUND INC.

INVESTMENT GOAL:

Current income, stability of principal and high liquidity.

PORTFOLIO MANAGER:

Michael Markowitz
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

January 20, 1978


DIVIDEND PAYMENTS:

Monthly

   Conversely, for much of the period, corporations postponed major purchases as they waited for clearer indications of a sustainable economic upturn. More recently, there have been early indications that business spending is slowly improving, although it's not yet clear if spending will increase to the point that it will create new jobs.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE WEAKENING ECONOMY?

A. As the reporting period began, the federal funds rate was at 1.25%--unchanged since November 2002. The Fed had taken the position that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed made it clear that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

   Since that time, the Fed has remained on hold, although it has made clear its willingness to cut rates further, if necessary. At its September 16, 2003 meeting, the Fed rationalized this position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. During the period, we continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Fund's longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, the Fund's shorter-term securities--typically one month or less in duration--provided liquidity.

   As always, we continued to emphasize quality and liquidity in the portfolio. As a result, the Fund's portfolio was largely focused on U.S. government securities that offered the highest credit quality and liquidity. This strategy helped us to control the Fund's weighted average maturity, and to meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUND'S PORTFOLIO GOING FORWARD?

A. Looking ahead, the economic picture remains unclear. Despite the rapid conclusion to major conflict in Iraq, there continues to be a great deal of geopolitical uncertainty around the world. The final repercussions of the war are unknown, and the situations in North Korea and the Middle East remain volatile. In addition, an increase in long-term interest rates has substantially reduced mortgage refinancing--one of the key elements that sustained consumer spending over the last year.

   On the other hand, employee productivity continues to soar, the effects of the economic stimulus package are starting to work through the economy, manufacturing activity is rising, and the Fed's monetary policy should remain accommodative in the months ahead.

   Against this backdrop, credit quality and liquidity will be of paramount importance. As a result, we expect to continue to allocate a large portion of the portfolio to US government securities. We also expect to continue employing a barbell strategy, for as long as we continue to see a meaningful difference between the yields available from short- and longer-term money market securities.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas                     /s/ Michael Markowitz

JOSEPH A. VARNAS                         MICHAEL MARKOWITZ
PRESIDENT                                PORTFOLIO MANAGER
UBS Cashfund Inc.                        UBS Cashfund Inc.
MANAGING DIRECTOR                        EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.    UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE

PERFORMANCE               9/30/03                             3/31/03                                9/30/02
-------------------------------------------------------------------------------------------------------------
Seven-Day
Current Yield *              0.47%                               0.70%                                  1.29%
-------------------------------------------------------------------------------------------------------------

CHARACTERISTICS           9/30/03                             3/31/03                                9/30/02
-------------------------------------------------------------------------------------------------------------
Weighted Average
Maturity**                38 days                             45 days                                52 days
-------------------------------------------------------------------------------------------------------------
Net Assets (bln)          $   6.6                             $   7.3                                $   6.9
-------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION***      9/30/03                             3/31/03                                9/30/02
-------------------------------------------------------------------------------------------------------------
Commercial Paper             52.2%   Commercial Paper            46.2%     Commercial Paper             45.3%
-------------------------------------------------------------------------------------------------------------
U.S. Government &                    U.S. Government &                     U.S. Government &
Agency Obligations           35.4    Agency Obligations          39.4      Agency Obligations           37.0
-------------------------------------------------------------------------------------------------------------
Certificates of Deposit       5.1    Money Market Funds           5.0      Money Market Funds            5.1
-------------------------------------------------------------------------------------------------------------
Short-Term                           Short-Term
Corporate Obligations         1.5    Corporate Obligations        4.3      Bank Obligations              4.3
-------------------------------------------------------------------------------------------------------------
Money Market Funds            2.2    Bank Obligations             2.4      Certificates of Deposit       4.2
-------------------------------------------------------------------------------------------------------------
                                                                           Short-Term Corporate
Bank Obligations              3.7    Certificates of Deposit      2.7      Obligations                   4.0
-------------------------------------------------------------------------------------------------------------
Liabilities in Excess                Other Assets in Excess                Other Assets in Excess
of Other Assets              (0.1)   of Liabilities               0.0      of Liabilities                0.1
-------------------------------------------------------------------------------------------------------------
TOTAL                       100.0%                              100.0%                                 100.0%
=============================================================================================================

* Yields will fluctuate. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

Statement of Net Assets -- September 30, 2003 (unaudited)

PRINCIPAL
 AMOUNT                                               MATURITY     INTEREST
 (000)                                                 DATES        RATES          VALUE
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--35.35%
---------------------------------------------------------------------------------------------
$ 325,000  U.S. Treasury Bills(1)                   10/02/03 to   0.875 to
                                                    03/11/04      1.140%@    $    324,573,750
---------------------------------------------------------------------------------------------
  239,000  Federal Farm Credit Bank                 10/01/03      1.000 to
                                                                  1.035*          238,999,095
---------------------------------------------------------------------------------------------
    4,688  Federal Farm Credit Bank                 03/02/04      1.070@            4,666,681
---------------------------------------------------------------------------------------------
   88,000  Federal Home Loan Bank                   07/06/04 to   1.080 to
                                                    07/16/04      1.230            88,000,000
---------------------------------------------------------------------------------------------
   50,000  Federal Home Loan Bank                   10/01/03      1.030*           50,005,865
---------------------------------------------------------------------------------------------
  412,875  Federal Home Loan Bank                   10/08/03 to   1.010 to
                                                    12/12/03      1.020@          412,563,604
---------------------------------------------------------------------------------------------
   40,000  Federal Home Loan Mortgage Corp.         09/13/04      1.350            40,000,000
---------------------------------------------------------------------------------------------
  580,916  Federal Home Loan Mortgage Corp.         10/02/03 to   0.900 to
                                                    12/31/03      1.800@          580,269,416
---------------------------------------------------------------------------------------------
  178,500  Federal National Mortgage Association    11/15/03 to   1.300 to
                                                    09/22/04      3.125           178,530,225
---------------------------------------------------------------------------------------------
  115,000  Federal National Mortgage Association    10/01/03      1.003*          114,970,114
---------------------------------------------------------------------------------------------
  260,000  Federal National Mortgage Association    10/01/03 to   0.975 to
                                                    11/12/03      1.060@          259,896,050
---------------------------------------------------------------------------------------------
   50,000  Student Loan Marketing Association       10/07/03      1.013*           50,000,000
---------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$2,342,474,800)                                                        2,342,474,800
=============================================================================================
BANK NOTES--3.70%
---------------------------------------------------------------------------------------------
  BANKING-U.S--3.70%
---------------------------------------------------------------------------------------------
  100,000  LaSalle Bank N.A.                        10/24/03      1.050           100,000,000
---------------------------------------------------------------------------------------------
  145,000  Wells Fargo & Co.                        10/01/03 to   1.030 to
                                                    10/14/03      1.190*          145,000,000
---------------------------------------------------------------------------------------------
Total Bank Notes (cost--$245,000,000)                                             245,000,000
=============================================================================================
CERTIFICATES OF DEPOSIT--5.08%
---------------------------------------------------------------------------------------------
  U.S.--5.08%
---------------------------------------------------------------------------------------------
  100,000  American Express Centurion Bank          10/09/03 to   1.050 to
                                                    10/22/03      1.060           100,000,000
---------------------------------------------------------------------------------------------
  110,000  State Street Bank & Trust Co.            07/09/04 to   1.140 to
                                                    07/26/04      1.200           110,000,000
---------------------------------------------------------------------------------------------
   52,000  SunTrust Bank                            10/01/03      1.100*           51,999,555
---------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                               MATURITY     INTEREST
 (000)                                                 DATES        RATES         VALUE
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)
---------------------------------------------------------------------------------------------
$  75,000  Wells Fargo Bank N.A.                    10/09/03 to
                                                    10/24/03      1.060%     $     75,000,000
---------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$336,999,555)                                336,999,555
=============================================================================================
COMMERCIAL PAPER@--52.24%
---------------------------------------------------------------------------------------------
  ASSET BACKED-AUTO & TRUCK--2.41%
---------------------------------------------------------------------------------------------
  160,000  New Center Asset Trust                   10/23/03 to   1.060 to
                                                    11/10/03      1.070           159,857,006
---------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--1.13%
---------------------------------------------------------------------------------------------
   75,000  Atlantis One Funding Corp.               11/20/03      0.900            74,906,250
---------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--18.20%
---------------------------------------------------------------------------------------------
  130,000  Asset Securitization Cooperative Corp.   10/23/03 to
                                                    11/04/03      1.060           129,898,122
---------------------------------------------------------------------------------------------
  113,858  Barton Capital Corp.                     10/02/03 to
                                                    10/08/03      1.050           113,841,779
---------------------------------------------------------------------------------------------
  140,075  Falcon Asset Securitization Corp.        10/02/03 to   1.055 to
                                                    10/23/03      1.070           140,020,906
---------------------------------------------------------------------------------------------
  140,000  Galaxy Funding, Inc.                     10/03/03 to   1.060 to
                                                    11/24/03      1.070           139,929,911
---------------------------------------------------------------------------------------------
  149,136  Giro Funding U.S. Corp.                  10/14/03 to   1.040 to
                                                    11/25/03      1.090           148,972,254
---------------------------------------------------------------------------------------------
  100,000  Giro Multi-Funding Corp.                 10/15/03      1.070            99,958,389
---------------------------------------------------------------------------------------------
  165,000  Grampian Funding LLC                     10/01/03 to   1.060 to
                                                    11/10/03      1.120           164,901,542
---------------------------------------------------------------------------------------------
  108,799  Old Line Funding Corp.                   10/21/03 to   1.050 to
                                                    10/23/03      1.060           108,733,557
---------------------------------------------------------------------------------------------
   60,000  Preferred Receivables Funding Corp.      10/27/03      1.060            59,954,067
---------------------------------------------------------------------------------------------
  100,000  Variable Funding Capital Corp.           10/02/03 to   1.050 to
                                                    10/21/03      1.060            99,969,361
---------------------------------------------------------------------------------------------
                                                                                1,206,179,888
---------------------------------------------------------------------------------------------
  AUTOMOTIVE OEM--2.93%
---------------------------------------------------------------------------------------------
   60,000  American Honda Finance Corp.             10/07/03      1.040            59,989,600
---------------------------------------------------------------------------------------------
   90,000  BMW U.S. Capital, Inc.                   10/01/03      1.120            90,000,000
---------------------------------------------------------------------------------------------
   44,078  Volkswagen of America, Inc.              10/10/03      1.040            44,066,540
---------------------------------------------------------------------------------------------
                                                                                  194,056,140
=============================================================================================

PRINCIPAL
 AMOUNT                                               MATURITY     INTEREST
 (000)                                                 DATES        RATES          VALUE
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
---------------------------------------------------------------------------------------------
  BANKING-U.S--8.86%
---------------------------------------------------------------------------------------------
$ 100,000  ANZ (Delaware), Inc.                     10/02/03      1.025%     $     99,997,153
---------------------------------------------------------------------------------------------
   35,000  CBA (Delaware) Finance, Inc.             10/03/03      1.060            34,997,939
---------------------------------------------------------------------------------------------
   25,000  Credit Agricole Indosuez North
             America, Inc.                          10/01/03      1.070            25,000,000
---------------------------------------------------------------------------------------------
   47,000  Danske Corp.                             10/02/03      1.040            46,974,202
---------------------------------------------------------------------------------------------
  100,000  Deutsche Bank Financial LLC              11/06/03      1.050            99,895,000
---------------------------------------------------------------------------------------------
   65,000  Fortis Funding LLC                       10/15/03      1.050            64,973,458
---------------------------------------------------------------------------------------------
  140,600  Nordea North America, Inc.               10/22/03 to   1.055 to
                                                    11/20/03      1.070           140,460,800
---------------------------------------------------------------------------------------------
   75,000  San Paolo IMI U.S. Financial Co.         10/01/03 to   1.045 to
                                                    10/23/03      1.140            74,984,035
---------------------------------------------------------------------------------------------
                                                                                  587,282,587
---------------------------------------------------------------------------------------------
  BROKERAGE--8.90%
---------------------------------------------------------------------------------------------
  170,000  Bear Stearns Cos., Inc.                  10/14/03 to   1.030 to
                                                    10/22/03      1.040           169,913,628
---------------------------------------------------------------------------------------------
  200,000  Citigroup Global Markets Holdings, Inc.  10/07/03 to   1.040 to
                                                    10/27/03      1.050           199,903,861
---------------------------------------------------------------------------------------------
  100,000  Credit Suisse First Boston, Inc.         10/06/03      1.070            99,985,139
---------------------------------------------------------------------------------------------
  120,000  Morgan Stanley & Co.                     10/10/03      1.040           119,968,800
---------------------------------------------------------------------------------------------
                                                                                  589,771,428
---------------------------------------------------------------------------------------------
  CHEMICALS--3.02%
---------------------------------------------------------------------------------------------
  200,000  DuPont (E. I.) DeNemours & Co.           10/02/03 to   1.000 to
                                                    12/11/03      1.040           199,841,167
---------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER--0.90%
---------------------------------------------------------------------------------------------
   60,000  American General Finance Corp.           10/03/03      1.040            59,996,533
---------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--1.32%
---------------------------------------------------------------------------------------------
   20,000  CIT Group, Inc.                          10/08/03      1.060            19,995,878
---------------------------------------------------------------------------------------------
   67,500  International Lease Finance Corp.        10/03/03      1.060            67,496,025
---------------------------------------------------------------------------------------------
                                                                                   87,491,903
---------------------------------------------------------------------------------------------
  FOOD & BEVERAGE--1.13%
---------------------------------------------------------------------------------------------
   75,000  Nestle Capital Corp.                     10/14/03      1.030            74,972,104
---------------------------------------------------------------------------------------------
  METALS & MINING--0.50%
---------------------------------------------------------------------------------------------
   33,063  Rio Tinto Ltd.                           11/20/03      1.050            33,014,783
---------------------------------------------------------------------------------------------
  PHARMACEUTICALS--1.81%
---------------------------------------------------------------------------------------------
  120,000  Pfizer, Inc.                             10/16/03 to
                                                    11/21/03      1.040           119,875,200
=============================================================================================

PRINCIPAL
 AMOUNT                                               MATURITY     INTEREST
 (000)                                                 DATES        RATES          VALUE
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
---------------------------------------------------------------------------------------------
  TELECOM-WIRELINES--0.45%
---------------------------------------------------------------------------------------------
$  30,000  SBC International, Inc.                  10/21/03      1.030%     $     29,982,833
---------------------------------------------------------------------------------------------
  UTILITIES--0.68%
---------------------------------------------------------------------------------------------
   45,000  RWE AG                                   10/08/03 to   1.050 to
                                                    10/09/03      1.060            44,990,044
---------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$3,462,217,866)                                   3,462,217,866
=============================================================================================
SHORT-TERM CORPORATE OBLIGATIONS--1.50%
---------------------------------------------------------------------------------------------
  ENERGY-INTEGRATED--0.75%
---------------------------------------------------------------------------------------------
   50,000  BP Capital Markets PLC                   10/01/03      1.045*           50,000,000
---------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--0.75%
---------------------------------------------------------------------------------------------
   50,000  General Electric Capital Corp.           10/09/03      1.200*           50,000,000
---------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$100,000,000)                                                            100,000,000
=============================================================================================

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS+--2.18%
---------------------------------------------------------------------------------------------
   96,721  AIM Liquid Assets Portfolio              10/01/03      1.000            96,720,874
---------------------------------------------------------------------------------------------
      769  AIM Prime Portfolio                      10/01/03      0.970               768,738
---------------------------------------------------------------------------------------------
   26,383  BlackRock Provident Institutional
            TempFund                                10/01/03      0.938            26,383,124
---------------------------------------------------------------------------------------------
    3,791  Dreyfus Cash Management Fund             10/01/03      0.909             3,790,794
---------------------------------------------------------------------------------------------
   16,690  Scudder Money Market Series              10/01/03      0.952            16,689,634
---------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$144,353,164)                                     144,353,164
=============================================================================================
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--3.35%
---------------------------------------------------------------------------------------------
  MONEY MARKET FUNDS+--3.35%
---------------------------------------------------------------------------------------------
  221,834  UBS Private Money Market Fund LLC
            (cost--$221,834,353)                    10/01/03      1.031           221,834,353
---------------------------------------------------------------------------------------------
Total Investments (cost--$6,852,879,738 which
  approximates cost for federal income tax
  purposes)--103.40%                                                            6,852,879,738
---------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(3.40)%                                   (225,458,252)
---------------------------------------------------------------------------------------------
Net Assets (applicable to 6,627,715,512 shares
  outstanding at $1.00 per share)--100.00%                                   $  6,627,421,486
=============================================================================================

* Variable rate securities-maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2003, and reset periodically.
@   Interest rates shown are the discount rates at date of purchase.
+   Interest rates shown reflect yield at September 30, 2003.
(1) Security, or portion thereof, was on loan at September 30, 2003.
OEM Original Equipment Manufacturer.

                      Weighted average maturity -- 38 days

                 See accompanying notes to financial statements

Statement of Operations

                                                                  FOR THE SIX
                                                                 MONTHS ENDED
                                                              SEPTEMBER 30, 2003
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $     42,306,789
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                          12,234,343
--------------------------------------------------------------------------------
Transfer agency and related services fees                             7,440,252
--------------------------------------------------------------------------------
Insurance expense                                                       524,539
--------------------------------------------------------------------------------
Custody and accounting                                                  357,923
--------------------------------------------------------------------------------
Reports and notices to shareholders                                     357,529
--------------------------------------------------------------------------------
Federal and state registration fees                                     109,719
--------------------------------------------------------------------------------
Professional fees                                                        64,819
--------------------------------------------------------------------------------
Directors' fees                                                          55,453
--------------------------------------------------------------------------------
Other expenses                                                           69,721
--------------------------------------------------------------------------------
                                                                     21,214,298
--------------------------------------------------------------------------------
Net investment income                                                21,092,491
--------------------------------------------------------------------------------
Net realized gain from investment transactions                            3,329
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations           $     21,095,820
================================================================================

Statement of Changes in Net Assets

                                                       FOR THE SIX
                                                       MONTHS ENDED          FOR THE
                                                    SEPTEMBER 30, 2003     YEAR ENDED
                                                        (UNAUDITED)      MARCH 31, 2003
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                $      21,092,491  $      80,942,040
-----------------------------------------------------------------------------------------
Net realized gains from investment transactions                  3,329            141,467
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                                21,095,820         81,083,507
-----------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                      (21,092,491)       (80,942,040)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital
  share transactions                                      (672,179,095)       283,925,468
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets                     (672,175,766)       284,066,935
-----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      7,299,597,252      7,015,530,317
-----------------------------------------------------------------------------------------
End of period                                        $   6,627,421,486  $   7,299,597,252
=========================================================================================

                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cashfund Inc. (the "Fund") was incorporated in Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Fund's board of directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, UBS Financial Services Inc. receives compensation from the Fund, accrued daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At September 30, 2003, the Fund owed UBS Financial Services Inc. $1,949,703 in investment advisory and administration fees. UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a Sub-Advisory Contract and a Sub-Administration Contract between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory and Sub-Administration Contracts, UBS Financial Services Inc. (not the Fund) pays UBS Global AM for sub-advisory and sub-administration services provided to the Fund.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the six months ended September 30, 2003, UBS Global AM received from PFPC, not the Fund, approximately 60% of the total transfer agency and related services fees collected by PFPC from the Fund.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended September 30, 2003, the Fund earned $96,690 for lending securities, which is included in interest income. The Fund's lending agent is UBS Securities LLC. UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC) earned $32,545 in compensation from the Fund for the six months ended September 30, 2003.

At September 30, 2003, the Fund owed UBS Securities LLC $3,357 in compensation. At September 30, 2003, the Fund had securities on loan having a market value of $319,153,661. The Fund's custodian held cash and U.S. government securities having an aggregate value of $326,111,684 as collateral for portfolio securities loaned. The value of securities held as collateral was:

PRINCIPAL
 AMOUNT                                               MATURITY    INTEREST
 (000)                                                 DATES       RATES          VALUE
---------------------------------------------------------------------------------------------
$  24,500  Federal Home Loan Mortgage Corp.         11/15/04 to   3.250 to
                                                    01/15/05      6.875%     $     27,553,487
---------------------------------------------------------------------------------------------
   71,700  Federal National Mortgage Association    07/15/05 to   2.200 to
                                                    12/04/06      7.000%           76,723,844
---------------------------------------------------------------------------------------------
                                                                             $    104,277,331
---------------------------------------------------------------------------------------------

OTHER LIABILITIES

At September 30, 2003, dividends payable and other accrued expenses (excluding investment advisory and administration fees payable, securities lending compensation and collateral payable), were $716,698 and $3,627,803, respectively.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                        FOR THE
                       SIX MONTHS
                          ENDED                            FOR THE YEARS ENDED MARCH 31,
                   SEPTEMBER 30, 2003 -----------------------------------------------------------------------
                       (UNAUDITED)        2003           2002           2001          2000           1999
-------------------------------------------------------------------------------------------------------------
NET ASSET
  VALUE,
  BEGINNING
  OF PERIOD           $       1.00    $       1.00   $       1.00   $       1.00  $       1.00   $       1.00
-------------------------------------------------------------------------------------------------------------
Net investment
  income                    0.0029          0.0115         0.0282         0.0586        0.0486         0.0487
-------------------------------------------------------------------------------------------------------------
Dividends from
  net investment
  income                   (0.0029)        (0.0115)       (0.0282)       (0.0586)      (0.0486)       (0.0487)
-------------------------------------------------------------------------------------------------------------
Net asset
  value, end
  of period           $       1.00    $       1.00   $       1.00   $       1.00  $       1.00   $       1.00
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN(1)                   0.29%           1.16%          2.85%          6.02%         4.97%          4.98%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
  DATA:
Net assets,
  end of
  period (000's)      $  6,627,421    $  7,299,597   $  7,015,530   $  6,789,741  $  6,055,389   $  6,112,559
-------------------------------------------------------------------------------------------------------------
Expenses to
  average
  net assets                  0.59%*          0.57%          0.55%          0.56%         0.55%          0.52%
-------------------------------------------------------------------------------------------------------------
Net investment
  income to
  average
  net assets                  0.60%*          1.15%          2.79%          5.85%         4.86%          4.86%
=============================================================================================================

*    Annualized.
(1). Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

DIRECTORS

Brian M. Storms
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
Carl W. Schafer
William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBSGlobal Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS GLOBAL ASSET MANAGEMENT LOGO]                                  Presorted
                                                                    Standard
                                                                   US Postage
                                                                      PAID
                                                                  Smithtown, NY
                                                                    Permit 700

   UBS GLOBAL ASSET MANAGEMENT (US) INC.
   51 West 52nd Street
   New York, New York 10019

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

   (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS CASHFUND INC.

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  December 8, 2003
       ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  December 8, 2003
       ----------------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  December 8, 2003
       ----------------